Average Annual Total Returns - Growth and Income Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares Return Before Taxes 1 Year	Inst. Shares Return Before Taxes 5 Years	Inst. Shares Return Before Taxes Since Inception		Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years (or Life of Class)	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper Multi-Cap Core Funds Index (reflects no deduction for taxes) 1 Year	Lipper Multi-Cap Core Funds Index (reflects no deduction for taxes) 5 Years	Lipper Multi-Cap Core Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	17.46%	11.99%	11.25%	17.16%	9.96%	9.69%	10.46%	9.24%	8.99%	17.53%	12.06%	10.14%	[1]	10.39%	10.37%	10.27%	20.89%	15.43%	13.79%	21.20%	14.36%	12.24%

[1]	Inception date of Institutional Shares is August 7, 2015.